GAIN ON SALE OF SUBSIDIARIES AND DISPOSAL GROUPS (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ 915
Vessel and equipment, net	76,875
Charter deposit	(913)
Other current liabilities	(90)
Net assets	$ 76,787